Details of Income Statement Items (Sales) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details Of Income Statement [Abstract]
Sales	$ 6,841	$ 7,536	$ 10,015
Cost of sales
Materials consumed	2,341	2,547	3,152
Cost of labor	906	875	937
Energy and fuel	356	402	433
Depreciation And Amortization Expenses	506	450	409
Other	476	591	52
Cost of sales	$ 4,585	$ 4,865	$ 4,983